Other liabilities - Disclosure of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Payables for buy-back agreements, current	€ 4,607	€ 1,877
Payables for buy-back agreements, non-current	2,780	4,645
Payables for buy-back agreements	7,387	6,522
Accrued expenses and deferred income, current	5,015	4,778
Accrued expenses and deferred income, non-current	882	751
Accrued expenses and deferred income	5,897	5,529
Indirect tax payables, current	1,416	1,426
Indirect tax payables, non-current	10	15
Indirect tax payables	1,426	1,441
Payables to personnel, current	1,779	2,658
Payables to personnel, non-current	0	4
Payables to personnel	1,779	2,662
Social security payables, current	563	567
Social security payables, non-current	6	15
Social security payables	569	582
Construction contract liabilities, current	0	107
Construction contract liabilities, non-current	0	0
Construction contract liabilities	0	107
Service contract liability, current	713	808
Service contract liability, non-current	2,017	2,160
Service contract liability	2,730	2,968
Derivative operating liabilities - current	600	746
Derivative operating liabilities, non-current	57	299
Derivatives operating liability	657	1,045
Other, current	2,865	2,603
Other, non-current	228	176
Other	3,093	2,779
Total Other liabilities, current	17,558	15,570
Total Other liabilities, non-current	5,980	8,065
Total Other liabilities	€ 23,538	€ 23,635